Supplemental guarantor consolidated statement of cash flows (Detail) - CHF (SFr) SFr in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[1]	SFr 16,327	SFr (22,708)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[1]	(3)	(5)
Disposal of subsidiaries, associates and intangible assets	[1],[2]	58	95
Purchase of property, equipment and software	[1]	(819)	(720)
Disposal of property, equipment and software	[1]	30	23
Purchase of financial assets measured at fair value through other comprehensive income	[1]	(831)	(4,729)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[1]	668	6,150
Net (purchase) / redemption of debt securities measured at amortized cost	[1]	(2,391)
Net (purchase) / redemption of financial assets held to maturity	[1]		168
Net cash flow from / (used in) investing activities	[1]	(3,288)	982
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[1]	(5,801)	18,738
Net movements in treasury shares and own equity derivative activity	[1]	(833)	(751)
Distributions paid on UBS shares	[1]	(2,444)	(2,229)
Issuance of long-term debt, including financial liabilities designated at fair value	[1]	38,980	24,829
Repayment of long-term debt, including financial liabilities designated at fair value	[1]	(26,066)	(23,407)
Net changes in non-controlling interests and preferred notes	[1]	16	(50)
Net cash flow from / (used in) financing activities	[1]	3,853	17,130
Total cash flow
Cash and cash equivalents at the beginning of the period	[1],[3]	102,200	121,138
Net cash flow from / (used in) operating, investing and financing activities	[1]	16,892	(4,596)
Effects of exchange rate differences on cash and cash equivalents	[1]	135	(1,502)
Cash and cash equivalents at the end of the period	[1],[3]	119,227	115,040
Net cash flow from / (used in) operating activities includes:
Cash and balances with central banks classified as cash equivalents	[1]	102,145	100,006
Due from banks classified as cash equivalents	[1]	14,288	12,676
Money market paper classified as cash equivalents	[1],[4]	SFr 2,794	SFr 2,358

[1]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.
[2]	Includes dividends received from associates.
[3]
CHF 4,042 million and CHF 2,576 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2018 and 30 June 2017, respectively. Refer to “Note 23 Restricted and transferred financial assets” in the “Consolidated financial statements” section in the Annual Report 2017 for more information.

[4]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading, and Other financial assets measured at amortized cost.